Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (591)	$ (1,978,999)	$ 1,001,839	$ 2,324,388
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by Sponsor			4,218	4,218
Investment income from investments held in Trust Account		(869,602)	(1,696,525)	(3,857,176)
Changes in operating assets and liabilities:
Prepaid expenses		54,234	9,668	74,398
Accounts payable	591	1,890,766	29,032	7,506
Accrued expenses			56,853
Accrued franchise tax		(180,000)	100,000	200,000
Accrued income tax		118,406	29,270
Net cash used in operating activities		(965,195)	(465,645)	(1,246,666)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(233,009,170)	(233,009,170)
Interest released from Trust Account		280,050	306,000	812,000
Net cash provided by/(used in) investing activities		280,050	(232,703,170)	(232,197,170)
Cash Flows from Financing Activities:
Gross proceeds received from initial public offering			233,009,170	233,009,170
Proceeds received from sale of private placement warrants			6,660,183	6,660,183
Repayment of note payable to Sponsor			(579,658)	(579,658)
Offering costs paid			(4,644,633)	(4,729,633)
Net cash provided by financing activities			234,445,062	234,360,062
Net increase/(decrease) in cash		(685,145)	1,276,247	916,226
Cash - beginning of the period		916,226
Cash - end of the period		231,081	1,276,247	916,226
Supplemental disclosure of noncash investing and financing activities:
Reduction of accounts payable paid by Sponsor included in note payable			10,213	10,213
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000
Offering costs included in accrued expenses	303,500		85,000
Offering costs included in accounts payable	10,213
Offering costs included in note payable	61,430		250,997	250,997
Deferred underwriting commissions associated with the initial public offering			8,128,108	8,128,108
Deferred legal fees associated with the initial public offering			150,000	150,000
Prepaid expenses included in note payable			252,800	252,800
Change in value of common stock subject to possible redemption		$ 1,979,001	$ 222,340,210	223,662,761
Supplemental cash flow disclosure:
Cash paid for income taxes				$ 812,000